EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 200.6
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	212.6	$ 200.6
Funded
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	114.8
Current service cost	29.0	23.8
Interest cost/Interest income	(15.3)	(15.2)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	120.7	114.8
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	612.0	541.3
Current service cost	29.0	23.8
Interest cost/Interest income	18.6	17.9
Past service cost, settlements and curtailments	1.7	0.0
Actuarial loss (gain) arising from:
Experience adjustments	1.5	0.5
Economic assumptions	17.4	30.1
Demographic assumptions	(0.8)	4.8
Employee contributions	7.4	6.2
Pension benefits paid	(18.8)	(19.0)
Exchange differences	(3.6)	6.4
Net defined benefit liability (asset)	664.4	612.0
Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(497.2)	(462.7)
Interest cost/Interest income	(15.3)	(15.2)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	24.2	6.7
Employer contributions	22.4	21.2
Employee contributions	7.4	6.2
Pension benefits paid	18.8	19.0
Administrative costs	(1.0)	(1.4)
Exchange differences	(3.0)	5.6
Net defined benefit liability (asset)	(543.7)	(497.2)
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	2.3
Interest cost/Interest income	2.4	2.2
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	85.8	79.1
Current service cost	3.5	2.3
Interest cost/Interest income	2.4	2.2
Past service cost, settlements and curtailments	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(0.1)	(0.4)
Economic assumptions	(1.7)	(3.5)
Demographic assumptions	(0.1)	(0.4)
Pension benefits paid	3.7	3.6
Acquisition of subsidiaries	2.7	0.0
Exchange differences	0.7	(1.5)
Net defined benefit liability (asset)	91.9	85.8
Canada | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27.2	22.3
Interest cost/Interest income	(14.3)	(14.1)
Canada | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	546.8	487.4
Current service cost	27.2	22.3
Interest cost/Interest income	17.4	16.7
Past service cost, settlements and curtailments	1.7	0.0
Actuarial loss (gain) arising from:
Experience adjustments	1.4	0.3
Economic assumptions	13.3	27.1
Demographic assumptions	0.0	4.8
Employee contributions	6.9	6.0
Pension benefits paid	(17.5)	(17.8)
Exchange differences	0.0	0.0
Net defined benefit liability (asset)	597.2	546.8
Canada | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(440.9)	(415.9)
Interest cost/Interest income	(14.3)	(14.1)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	21.3	3.8
Employer contributions	20.3	20.1
Employee contributions	6.9	6.0
Pension benefits paid	17.5	17.8
Administrative costs	(0.9)	(1.2)
Exchange differences	0.0	0.0
Net defined benefit liability (asset)	(485.3)	(440.9)
Canada | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.4	2.3
Interest cost/Interest income	2.2	2.0
Canada | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	72.2	66.2
Current service cost	3.4	2.3
Interest cost/Interest income	2.2	2.0
Past service cost, settlements and curtailments	(1.7)	0.0
Actuarial loss (gain) arising from:
Experience adjustments	0.0	(0.3)
Economic assumptions	(1.2)	(3.8)
Demographic assumptions	0.0	(0.4)
Pension benefits paid	2.8	2.8
Acquisition of subsidiaries	2.7	0.0
Exchange differences	0.0	0.0
Net defined benefit liability (asset)	77.2	72.2
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Interest cost/Interest income		(1.1)
Foreign | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.8	1.5
Interest cost/Interest income	(1.0)
Foreign | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	65.2	53.9
Current service cost	1.8	1.5
Interest cost/Interest income	1.2	1.2
Past service cost, settlements and curtailments	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	0.1	0.2
Economic assumptions	4.1	3.0
Demographic assumptions	(0.8)	0.0
Employee contributions	0.5	0.2
Pension benefits paid	(1.3)	(1.2)
Exchange differences	(3.6)	6.4
Net defined benefit liability (asset)	67.2	65.2
Foreign | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(56.3)	(46.8)
Interest cost/Interest income	(1.0)	(1.1)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	2.9	2.9
Employer contributions	2.1	1.1
Employee contributions	0.5	0.2
Pension benefits paid	1.3	1.2
Administrative costs	(0.1)	(0.2)
Exchange differences	(3.0)	5.6
Net defined benefit liability (asset)	(58.4)	(56.3)
Foreign | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.1	0.0
Interest cost/Interest income	0.2	0.2
Foreign | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13.6	12.9
Current service cost	0.1	0.0
Interest cost/Interest income	0.2	0.2
Past service cost, settlements and curtailments	1.7	0.0
Actuarial loss (gain) arising from:
Experience adjustments	(0.1)	(0.1)
Economic assumptions	(0.5)	0.3
Demographic assumptions	(0.1)	0.0
Pension benefits paid	0.9	0.8
Acquisition of subsidiaries	0.0	0.0
Exchange differences	0.7	(1.5)
Net defined benefit liability (asset)	$ 14.7	$ 13.6